Intangible Assets, Net (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets	$ 1,212,226	$ 1,089,668